H&H
Hahn & Hessen LLP
ATTORNEYS

Celebrating our 75th Anniversary

Founded in 1931

James Kardon	Direct Dial: 212-478-7250
Member of the Firm	Email: jkardon@hahnhessen.com

September 21, 2006

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          Lightspace Corporation

                Registration Statement on Form S-1

                SEC File No. 333-131857

Ladies and Gentlemen:

We are counsel to Lightspace Corporation (“Lightspace” or the “Company”) in connection with its proposed registration of Units for sale by the Company to the public.  In furtherance of the foregoing and on behalf of the Company, we hereby transmit Lightspace’s fifth amended Registration Statement on Form S-1 (File No. 333-131857) (the “Registration Statement”).  Capitalized terms used in this letter shall have the meanings given to them in the Registration Statement.

This Registration Statement responds to the comments set forth in the Staff’s letter (the “Staff’s Letter”), dated September 18, 2006.  The Staff’s Letter was prepared in connection with the Staff’s review of the Registration Statement, originally filed on February 14, 2006, as amended.  For ease of reference, we have set forth below, in boldface, each comment in the Staff’s Letter followed by our response to that comment, in normal typeface.

Use of Proceeds, page 16

1.  Refer to prior comment 2 and your response.  Please revise this section to clarify whey none of the proceeds of this offering will be applied to repayment of the Immersive Promotions note as explained in your response.

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We have added disclosure explaining that none of the proceeds of the Offering will be used to pay Immersive Promotions.

Management’s Discussion and Analysis of the Results of Operations and Financial Condition, page 23

Internal Accounting Controls, page 33

2.  Please disclose in greater detail the nature of the weaknesses and reportable conditions identified by your independent auditor.  Also revise to disclose the specific steps that you have taken or will take to remediate the weaknesses.  In this regard, if these corrective steps have had or are expected to have material impact on your capital resources, results of operations or liquidity, Management’s Discussion and Analysis should describe and quantify the known or expected impact on your financial statements.

We have added disclosure to this section describing the nature of the weaknesses and reportable conditions and the steps taken to correct them.  The Company does not expect that the corrective measures will have a material impact on capital resources, results of operations or liquidity.

Management Compensation, page 40

3.  Refer to prior comment 7 and your response.  Since the 15,130 warrants were not issued as part of Mr. Lang’s executive compensation, it appears more appropriate to disclose this transaction in the Certain Relationships and Related Transactions section rather than in the management compensation section.  Please revise.  Briefly state the amount and terms of the loan guarantee and warrant exercise, and the basis for such terms.  If any changes were made to the warrants in connection with the severance agreement so describe.

We have removed the warrants from the management compensation table.  We expanded the disclosure related to the warrants in the Certain Relationships and Related Transactions to describe the nature of the obligations guaranteed by Mr. Lang.  The terms of the warrants were previously disclosed in that section, and no changes were made to the warrants in connection with the severance agreement between the Company and Mr. Lang.

Lang Note, page 46

4.  Refer to prior comment 4.  It is not clear what revisions were made as stated in the second sentence of your response.  Please advise.

The revisions were inadvertently omitted from the fourth amendment to the Registration Statement.  We have revised the disclosure as discussed in our response to prior comment 4.

Principal Stockholders, page 48

5.  Refer to prior comment 11 and your response.  If you do not plan to register under Section 12 of the Exchange Act, disclose the resulting implications and the related risks to investors.

We have added a risk factor beginning “We do not intend…” explaining that we do not intend to register our securities under Section 12(g) of the Exchange Act and that this may result in less information being available to holders of our securities.

Undertakings, page II-6

6.  We reissue prior comment 19.  We note the same typographical error persists.

We have corrected the certification.

Exhibits

7.  Refer to prior comment 20 and your response.  Please confirm that you have reviewed all exhibits to the registration statement to insure they are filed in complete form, except for Exhibit 10.9, for which you have filed an application for confidential treatment.

We have corrected Exhibit 10.9.  We confirm that all the exhibits to the registration statement have been filed in complete form, except with respect to the portion of Exhibit 10.9 subject to our application for confidential treatment.

Very truly yours,

/s/ James Kardon

James Kardon